                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21339
                                  ----------------------------------------------

                  Morgan Stanley Institutional Liquidity Funds
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
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   (Address of principal executive offices)                           (Zip code)

                               Amy Doberman, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                   -----------------------------

Date of fiscal year end: 10/31
                        --------------------

Date of reporting period: 7/1/05 - 6/30/06
                         -------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21339
Reporting Period: 07/01/2005 - 06/30/2006
Morgan Stanley Institutional Liquidity Funds

========= MORGAN STANLEY INSTITUTIONAL LIQUIDITY GOVERNMENT PORTFOLIO ==========

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

========= MORGAN STANLEY INSTITUTIONAL LIQUIDITY GOVERNMENT SECURITIES =========
=========                          PORTFOLIO                           =========

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

============= MORGAN STANLEY INSTITUTIONAL LIQUIDITY MONEY MARKET ==============
=============                      PORTFOLIO                      ==============

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

============ MORGAN STANLEY INSTITUTIONAL LIQUIDITY PRIME PORTFOLIO ============

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

========= MORGAN STANLEY INSTITUTIONAL LIQUIDITY TAX-EXEMPT PORTFOLIO ==========

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY TREASURY PORTFOLIO ===========

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

========== MORGAN STANLEY INSTITUTIONAL LIQUIDITY TREASURY SECURITIES ==========
==========                         PORTFOLIO                          ==========

The Registrant held no securities during the period July 1, 2005 through June
30, 2006 which required proxy votes and therefore there are no voting records to report.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Institutional Liquidity Funds
             ----------------------------------------------

By (Signature and Title):

                                     /s/ Ronald E. Robison

                President and Principal Executive Officer - Office of the Funds
                ---------------------------------------------------------------

Date  August 28, 2006
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